Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
CIK0001815805 BROADSTONE ACQUISITION CORP.
Summary of effect of the restatement on each financial statement

	As Reported
	As Previously
	Restated in
	10 K/A Amendment
	No. 1	Adjustment	As Restated
Balance Sheet as of September 15, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$268,023,290	$31,976,710	$300,000,000
Class A ordinary shares	320	(320)	—
Additional paid-in capital	5,711,600	(5,711,600)	—
Retained earnings (accumulated deficit)	(712,775)	(26,264,790)	(26,977,565)
Total shareholders’ equity (deficit)	$5,000,008	$(31,976,710)	$(26,976,702)

Balance Sheet as of September 30, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$268,070,700	$31,929,300	$300,000,000
Class A ordinary shares	319	(319)	—
Additional paid-in capital	5,664,191	(5,664,191)	—
Retained earnings (accumulated deficit)	(665,364)	(26,264,790)	(26,930,154)
Total shareholders’ equity (deficit)	$5,000,009	$(31,929,300)	$(26,929,291)

Balance Sheet as of October 14, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$272,992,338	$32,310,672	$305,303,010
Class A ordinary shares	324	(324)	—
Additional paid-in capital	5,859,953	(5,859,953)	—
Retained earnings (accumulated deficit)	(861,137)	(26,450,395)	(27,366,562)
Total shareholders’ equity (deficit)	$5,000,003	$(32,310,672)	$(27,310,669)

Balance Sheet as of December 31, 2020
Class A ordinary shares subject to possible redemption	$265,086,944	$40,216,066	$305,303,010
Class A ordinary shares	402	(402)	—
Additional paid-in capital	13,765,368	(13,765,368)	—
Retained earnings (accumulated deficit)	(8,766,527)	(26,450,296)	(35,216,823)
Total shareholders’ equity (deficit)	$5,000,006	$(40,216,066)	$(35,216,060)

Statement of Operations for the three months ended September 30, 2020 (unaudited)
Net loss	$(654,632)	$—	$(654,632)
Weighted average shares outstanding – Class A	30,000,000	(24,690,382)	5,309,618
Basic and diluted net loss per ordinary share – Class A	$0.00	$(0.05)	$(0.05)
Weighted average shares outstanding – Class B	8,625,000	—	8,625,000
Basic and diluted net loss per ordinary share – Class B	$(0.01)	$(0.04)	$(0.05)

Statement of Operations for the period from May 13, 2020 (inception) through September 30, 2020 (unaudited)
Net loss	$(665,364)	$—	$(665,364)
Weighted average shares outstanding – Class A	30,000,000	(26,752,096)	3,247,904
Basic and diluted net loss per ordinary share – Class A	$0.00	$(0.06)	$(0.06)
Weighted average shares outstanding – Class B	8,625,000	(369,643)	8,255,357
Basic and diluted net loss per ordinary share – Class B	$(0.01)	$(0.05)	$(0.06)

Statement of Operations for the period from May 13, 2020 (inception) through December 31, 2020
Net loss	$(8,766,527)	$—	$(8,766,527)
Weighted average shares outstanding – Class A	30,387,905	(16,067,054)	14,320,851
Basic and diluted net loss per ordinary share – Class A	$0.00	$(0.39)	$(0.39)
Weighted average shares outstanding – Class B	7,539,714	573,549	8,113,263
Basic and diluted net loss per ordinary share – Class B	$(1.16)	$0.77	$(0.39)

Statement of Cash Flows for the period from May 13, 2020 (inception) through September 30, 2020
Supplemental disclosure of non-cash investing and financing activities:
Initial value of Class A ordinary shares subject to possible redemption	$267,994,700	$(267,994,700)	$—
Change in value of Class A ordinary shares subject to possible redemption	$76,000	$(76,000)	$—

Statement of Cash Flows for the period from May 13, 2020 (inception) through December 31, 2020
Supplemental disclosure of non-cash investing and financing activities:
Initial value of Class A ordinary shares subject to possible redemption	$268,023,290	$(268,023,290)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(2,936,346)	$2,936,346	$—

	As
	Previously
	Reported	Adjustment	As Restated
Balance Sheet as of March 31, 2021
Class A ordinary shares subject to possible redemption	$274,897,708	$30,405,302	$305,303,010
Class A ordinary shares	304	(304)	—
Additional paid-in capital	3,954,702	(3,954,702)	—
Retained earnings (accumulated deficit)	1,044,237	(26,450,296)	(25,406,059)
Total shareholders’ equity (deficit)	$5,000,006	$(30,405,302)	$(25,405,296)

Balance Sheet as of June 30, 2021
Class A ordinary shares subject to possible redemption	$260,168,806	$45,134,204	$305,303,010
Class A ordinary shares	451	(451)	—
Additional paid-in capital	18,683,457	(18,683,457)	—
Accumulated deficit	(13,684,665)	(26,450,296)	(40,134,961)
Total shareholders’ equity (deficit)	$5,000,006	$(45,134,204)	$(40,134,198)

Balance Sheet as of September 30, 2021
Accrual expenses	$5,097,232	$(2,334,252)	$2,762,980
Total current liabilities	5,177,506	(2,334,252)	2,843,254
Total liabilities	41,104,019	(2,334,252)	38,769,767
Accumulated deficit	(40,272,945)	2,334,252	(37,938,693)
Total shareholders’ deficit	$(40,272,182)	$2,334,252	$(37,937,930)

Statement of Operations for the three months ending September 30, 2021
General and administrative expenses	$2,955,246	$(2,334,252)	$620,994
Loss from operations	(2,955,246)	2,334,252	(620,994)
Net income (loss)	(137,984)	2,334,252	2,196,268
Basic and diluted net income per ordinary share, Class A	0.00	0.06	0.06
Basic and diluted net income per ordinary share, Class B	$0.00	$0.06	$0.06

Statement of Operations for the nine months ending September 30, 2021
General and administrative expenses	$6,009,359	$(2,334,252)	$3,675,107
Loss from operations	(6,009,359)	2,334,252	(3,675,107)
Net loss	(5,056,122)	2,334,252	(2,721,870)
Basic and diluted net loss per ordinary share, Class A	(0.13)	0.06	(0.07)
Basic and diluted net loss per ordinary share, Class B	$(0.13)	$0.06	$(0.07)

Statement of Cash Flows for the three months ended March 31, 2021
Supplemental disclosure of non-cash investing and financing activities:
Change in value of Class A ordinary shares subject to redemption	$9,810,764	$(9,810,764)	$—

Statement of Cash Flows for the six months ended June 30, 2021
Supplemental disclosure of non-cash investing and financing activities:
Change in value of Class A ordinary shares subject to redemption	$(4,897,138)	$4,897,138	$—

Statement of Cash Flows for the nine months ended September 30, 2021
Cash Flows from Operating Activities:
Net Loss	$(5,056,122)	$2,334,252	$(2,721,870)
Changes in operating assets and liabilities
Accrued expenses	$5,097,013	$(2,334,252)	$2,762,761